Tax (Tables)	6 Months Ended
Jun. 30, 2018
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2018	2017
	£m	£m
Profit before tax	1,826	1,951

Expected tax charge	(347)	(376)
Losses and temporary differences in period where no deferred tax asset recognised	(8)	(156)
Foreign profits taxed at other rates	1	72
Items not allowed for tax
- losses on disposals and write-downs	(26)	(59)
- UK bank levy	(16)	(20)
- regulatory and legal actions	(154)	(21)
- other disallowable items	(34)	(34)
Non-taxable items	8	62
Taxable foreign exchange movements	(5)	9
Losses brought forward and utilised	18	3
Reduction in carrying value of deferred tax in respect of UK losses	(15)	—
Banking surcharge	(188)	(199)
Adjustments in respect of prior periods	25	(8)

Actual tax charge	(741)	(727)